Equity, Stock Options, and Warrants (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity, Stock Options, and Warrants [Abstract]
Shares, Beginning Balance	308,464	267,257
Shares, Forfeited	(1,044)	(21,033)
Shares, Granted		62,240
Shares, Ending Balance	307,420	308,464	267,257
Shares, Exercisable	172,606	151,576
Weighted- Average Exercise Price, Beginning Balance	$ 13.61	$ 15.00
Weighted- Average Exercise Price, Forfeited	17.00	17.00
Weighted- Average Exercise Price, Granted		8.30
Weighted- Average Exercise Price, Ending Balance	13.57	13.61	$ 15.00
Weighted- Average Exercise Price, Exercisable	$ 15.15	$ 15.38
Options Outstanding, Weighted- Average Remaining Contractual Life	5 years 9 months 7 days	6 years 26 days	6 years 6 months 4 days
Weighted- Average Remaining Contractual Life, Exercisable	5 years 1 month 13 days	5 years 4 months 17 days
Aggregate Intrinsic Value, Beginning Balance		$ 47,000
Aggregate Intrinsic Value, Ending Balance			$ 47,000
Aggregate Intrinsic Value, Exercisable